Expense Example - Amplify Top 10(TM) Semiconductors ETF - Amplify Top 10(TM) Semiconductors ETF	Oct. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 157